UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY	10041
(Address of principal executive offices)	(Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place, 4th Floor

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 451-2010

Date of fiscal year end: April 30

Date of reporting period: October 31, 2008

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

SEMI-ANNUAL REPORT / OCTOBER 31, 2008

Legg Mason Partners

All Cap Fund

Managed by	LEGG MASON CAPITAL MANAGEMENT

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks long-term capital growth.

What’s inside

Legg Mason Capital Management, Inc. (“LMCM”) is the Fund’s investment manager and Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s sub-administrator. LMCM and LMPFA are wholly-owned subsidiaries of Legg Mason, Inc.

Letter from the chairman

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

Dear Shareholder,

Economic growth in the U.S. was mixed during the six-month reporting period ended October 31, 2008. Looking back, during the fourth quarter of 2007, U.S. gross domestic product (“GDP”)i fell 0.2%. This weakness was triggered by problems in the housing market, an ongoing credit crunch and soaring oil and food prices. The economy then expanded 0.9% and 2.8% during the first and second quarters of 2008, respectively. This rebound was due, in part, to rising exports that were buoyed by a weakening U.S. dollar, and solid consumer spending, which was aided by the government’s tax rebate program. The dollar’s rally and the end of the rebate program, combined with other strains on the economy, then caused GDP to take a step backward in the third quarter of 2008. According to the preliminary estimate released by the U.S. Department of Commerce, third quarter 2008 GDP declined 0.5%.

The latest Bureau of Economic Research release indicates that the U.S. is currently in recession. Evidence supporting this conclusion includes a slowdown in consumer spending, with four consecutive months of declining retail sales from July through October 2008. According to the Department of Commerce, October’s 2.8% fall in retail sales is the sharpest decline since it began tracking this data in 1992. In terms of the job market, the U.S. Department of Labor reported that payroll employment declined in each of the first 10 months of 2008. Year-to-date through October, roughly 1.2 million jobs have been shed and the unemployment rate now stands at 6.5%, its highest level since 1994.

Ongoing issues related to the housing and subprime mortgage markets and seizing credit markets prompted the Federal Reserve Board (“Fed”)ii to take aggressive and, in some cases, unprecedented actions. Beginning in September 2007, the Fed reduced the federal funds rateiii from 5.25% to 4.75%. This marked the first such reduction since June 2003. The Fed then reduced the federal funds rate on six additional occasions through April 2008, bringing the federal funds rate to 2.00%. The Fed then shifted gears in the face of mounting inflationary prices and a weakening U.S. dollar. At its meetings in June, August and September 2008, the Fed held rates steady. Then, on October 8, 2008, in a global coordination effort with six central banks around the world, interest rates were cut in an attempt to reduce the

Legg Mason Partners All Cap Fund	I

Letter from the chairman continued

strains in the global financial markets. At that time, the Fed lowered the federal funds rate from 2.00% to 1.50%. The Fed again cut rates from 1.50% to 1.00% at its regularly scheduled meeting on October 29, 2008. In conjunction with its October meeting, the Fed stated: “The pace of economic activity appears to have slowed markedly, owing importantly to a decline in consumer expenditures. … Moreover, the intensification of financial market turmoil is likely to exert additional restraint on spending, partly by further reducing the ability of households and businesses to obtain credit.”

In addition to the interest rate cuts, the Fed took several actions to improve liquidity in the credit markets. In March 2008, prior to the beginning of the reporting period, the Fed established a new lending program allowing certain brokerage firms, known as primary dealers, to also borrow from its discount window. Also in March, the Fed played a major role in facilitating the purchase of Bear Stearns by JPMorgan Chase. In mid-September 2008, it announced an $85 billion rescue plan for ailing AIG and pumped $70 billion into the financial system as Lehman Brothers’ bankruptcy and mounting troubles at other financial firms roiled the markets.

The U.S. Department of the Treasury has also taken an active role in attempting to stabilize the financial system, as it orchestrated the government’s takeover of mortgage giants Fannie Mae and Freddie Mac in September. In addition, on October 3, 2008, the Treasury’s $700 billion Troubled Asset Relief Program (“TARP”) was approved by Congress and signed into law by President Bush. As part of TARP, the Treasury had planned to make a $250 billion capital injection into some of the nation’s largest banks. However, in November 2008 (after the reporting period ended), Treasury Secretary Paulson said the Treasury no longer intended to use TARP to purchase bad loans and other troubled financial assets.

The U.S. stock market was extremely volatile and generated very poor results during the six months ended October 31, 2008. After rising during the first month of the reporting period, the escalating credit crisis and the mounting turmoil in the financial markets caused stock prices to move sharply lower during four of the last five months of the period, including S&P 500 Indexiv declines of 8.91% and 16.79% in September and October, respectively. All told, the S&P 500 Index returned -29.28% during the six-month reporting period ended October 31, 2008.

Looking at the U.S. stock market more closely, its descent was broad in scope, with every major index posting double-digit losses. In terms of market capitalizations, large-, mid- and small-cap stocks, as measured by the Russell 1000v, Russell Midcapvi and Russell 2000vii Indexes, returned -30.13%, -34.97% and -24.39%, respectively, during the six-month period ended October 31, 2008. From an investment style perspective, growth and value stocks, as measured by the Russell 3000 Growthviii and Russell 3000 Valueix Indexes, returned -30.29% and -29.27%, respectively.

II	Legg Mason Partners All Cap Fund

Performance review

For the six months ended October 31, 2008, Class A shares of Legg Mason Partners All Cap Fund, excluding sales charges, returned -34.98%. The Fund’s unmanaged benchmark, the Russell 3000 Indexx, returned -29.70% for the same period. The Lipper Multi-Cap Core Funds Category Average1 returned -31.26% over the same time frame.

PERFORMANCE SNAPSHOT as of October 31, 2008 (excluding sales charges) (unaudited)
6 MONTHS (not annualized)
All Cap Fund — Class A Shares	-34.98%
Russell 3000 Index	-29.70%
Lipper Multi-Cap Core Funds Category Average[1]	-31.26%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.
Excluding sales charges, Class 1 shares[2] returned -34.89%, Class B shares returned -35.27%, Class C shares returned -35.26% and Class I shares returned -34.89% over the six months ended October 31, 2008. All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply when shares are purchased or the deduction of taxes that a shareholder would pay on Fund distributions.
Performance figures reflect expense reimbursements and/or fee waivers, without which the performance would have been lower.
TOTAL ANNUAL OPERATING EXPENSES (unaudited)
As of the Fund’s most current prospectus dated August 8, 2008, the gross total operating expense ratios for Class 1, Class A, Class B, Class C and Class I shares were 0.93%, 1.27%, 2.11%, 1.79% and 0.90%, respectively.

A special note regarding increased market volatility

In recent months, we have experienced a series of events that have impacted the financial markets and created concerns among both novice and seasoned investors alike. In particular, we have witnessed the failure and consolidation of several storied financial institutions, periods of

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended October 31, 2008, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 832 funds in the Fund’s Lipper category, and excluding sales charges.

[2]

Effective July 27, 2007, the Fund’s Class 1 shares were closed to all new purchases and incoming exchanges. Investors owning Class 1 shares on that date are permitted to continue to maintain their then-current Class 1 shares, but are no longer permitted to add to their Class 1 share positions (excluding reinvestment of dividends and distributions).

Legg Mason Partners All Cap Fund	III

Letter from the chairman continued

heightened market volatility, and aggressive actions by the U.S. federal government to steady the financial markets and restore investor confidence. While we hope that the worst is over in terms of the issues surrounding the credit and housing crises, it is likely that the fallout will continue to impact the financial markets and the U.S. economy during the remainder of the year and into 2009 as well.

Like all asset management firms, Legg Mason has not been immune to these difficult and, in some ways, unprecedented times. However, today’s challenges have only strengthened our resolve to do everything we can to help you reach your financial goals. Now, as always, we remain committed to providing you with excellent service and a full spectrum of investment choices. And rest assured, we will continue to work hard to ensure that our investment managers make every effort to deliver strong long-term results.

We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our enhanced website, www.leggmason.com/individualinvestors. Here you can gain immediate access to many special features to help guide you through difficult times, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

During periods of market unrest, it is especially important to work closely with your financial advisor and remember that reaching one’s investment goals unfolds over time and through multiple market cycles. Time and again, history has shown that, over the long run, the markets have eventually recovered and grown.

Information about your fund

As you may be aware, several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. Affiliates of the Fund’s manager have, in recent years, received requests for information from various government regulators regarding market timing, late trading, fees, and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the Fund’s response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The Fund is not in a position to predict the outcome of these requests and investigations.

Important information with regard to recent regulatory developments that may affect the Fund is contained in the Notes to Financial Statements included in this report.

IV	Legg Mason Partners All Cap Fund

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you meet your financial goals.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

December 1, 2008

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

RISKS: Diversification does not assure against market loss. The Fund may invest in small- and mid-cap companies that may involve a higher degree of risk and volatility than investments in large-cap companies. The Fund may use derivatives, such as options and futures which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. The Fund is non-diversified, which means that the Fund is permitted to invest a greater proportion of its assets in the securities of a smaller number of issues. To the extent the Fund concentrates its assets in fewer issuers, the Fund will be more susceptible to negative events affecting those issuers. Please see the Fund’s prospectus for more information on these and other risks.

All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

iii

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

iv	The S&P 500 Index is an unmanaged index of 500 stocks and is generally representative of the performance of larger companies in the U.S.

[v]

The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

vi

The Russell Midcap Index measures the performance of the 800 smallest companies in the Russell 1000 Index, which represents approximately 25% of the total market capitalization of the Russell 1000 Index.

vii

The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.

viii

The Russell 3000 Growth Index measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. (A price-to-book ratio is the price of a stock compared to the difference between a company’s assets and liabilities.)

ix	The Russell 3000 Value Index measures the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values.

[x]	The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the U.S. equity market.

Legg Mason Partners All Cap Fund	V

Fund at a glance (unaudited)

INVESTMENT BREAKDOWN (%) As a percent of total investments — October 31, 2008

Legg Mason Partners All Cap Fund 2008 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on May 1, 2008 and held for the six months ended October 31, 2008.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

BASED ON ACTUAL TOTAL RETURN[1]
	ACTUAL TOTAL RETURN WITHOUT SALES CHARGES[2]	BEGINNING ACCOUNT VALUE	ENDING ACCOUNT VALUE	ANNUALIZED EXPENSE RATIO	EXPENSES PAID DURING THE PERIOD[3]
Class 1	(34.89)%	$1,000.00	$651.10	1.02%	$4.24
Class A	(34.98)	1,000.00	650.20	1.27	5.28
Class B	(35.27)	1,000.00	647.30	2.03	8.43
Class C	(35.26)	1,000.00	647.40	1.84	7.64
Class I	(34.89)	1,000.00	651.10	0.80	3.33

[1]	For the six months ended October 31, 2008.

[2]

Assumes reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charges (“CDSC”) with respect to Class B and C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower.

[3]

Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

2	Legg Mason Partners All Cap Fund 2008 Semi-Annual Report

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

BASED ON HYPOTHETICAL TOTAL RETURN[1]
	HYPOTHETICAL ANNUALIZED TOTAL RETURN	BEGINNING ACCOUNT VALUE	ENDING ACCOUNT VALUE	ANNUALIZED EXPENSE RATIO	EXPENSES PAID DURING THE PERIOD[2]
Class 1	5.00%	$1,000.00	$1,020.06	1.02%	$5.19
Class A	5.00	1,000.00	1,018.80	1.27	6.46
Class B	5.00	1,000.00	1,014.97	2.03	10.31
Class C	5.00	1,000.00	1,015.93	1.84	9.35
Class I	5.00	1,000.00	1,021.17	0.80	4.08

[1]	For the six months ended October 31, 2008.

[2]

Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

Legg Mason Partners All Cap Fund 2008 Semi-Annual Report	3

Schedule of investments (unaudited)

October 31, 2008

LEGG MASON PARTNERS ALL CAP FUND
SHARES	SECURITY	VALUE

COMMON STOCKS — 99.7%
CONSUMER DISCRETIONARY — 11.5%
	Hotels, Restaurants & Leisure — 1.1%
850,100	Pinnacle Entertainment Inc.*	$4,760,560
	Household Durables — 2.4%
331,670	Ryland Group Inc.	6,232,079
185,800	Toll Brothers Inc.*	4,295,696
	Total Household Durables	10,527,775
	Media — 3.4%
1,000,740	Time Warner Inc.	10,097,467
227,800	Viacom Inc., Class B Shares*	4,606,116
	Total Media	14,703,583
	Multiline Retail — 2.6%
316,400	Kohl’s Corp.*	11,115,132
	Specialty Retail — 1.3%
1,625,175	Chico’s FAS Inc.*	5,525,595
	Textiles, Apparel & Luxury Goods — 0.7%
360,700	Liz Claiborne Inc.	2,939,705
	TOTAL CONSUMER DISCRETIONARY	49,572,350
CONSUMER STAPLES — 2.1%
	Beverages — 2.1%
363,000	Hansen Natural Corp.*	9,191,160
ENERGY — 1.6%
	Energy Equipment & Services — 1.6%
110,900	Baker Hughes Inc.	3,875,955
94,900	National-Oilwell Varco Inc.*	2,836,561
	TOTAL ENERGY	6,712,516
FINANCIALS — 26.5%
	Capital Markets — 4.4%
183,236	Blackstone Group LP	1,674,777
193,200	State Street Corp.	8,375,220
669,866	TD Ameritrade Holding Corp.*	8,902,519
	Total Capital Markets	18,952,516
	Commercial Banks — 2.6%
4,140,400	National City Corp.	11,179,080
	Consumer Finance — 3.0%
222,300	Capital One Financial Corp.	8,696,376
392,600	SLM Corp.*	4,189,042
	Total Consumer Finance	12,885,418

See Notes to Financial Statements.

4	Legg Mason Partners All Cap Fund 2008 Semi-Annual Report

LEGG MASON PARTNERS ALL CAP FUND
SHARES	SECURITY	VALUE

	Diversified Financial Services — 10.7%
659,415	Bank of America Corp.	$15,938,060
462,100	Citigroup Inc.	6,307,665
580,931	JPMorgan Chase & Co.	23,963,404
	Total Diversified Financial Services	46,209,129
	Insurance — 5.8%
526,300	Assured Guaranty Ltd.	5,910,349
571,400	MBIA Inc.	5,616,862
1,645,023	Syncora Holdings Ltd.	1,776,625
1,213,190	XL Capital Ltd., Class A Shares	11,767,943
	Total Insurance	25,071,779
	TOTAL FINANCIALS	114,297,922
HEALTH CARE — 11.3%
	Biotechnology — 2.4%
384,111	Alkermes Inc.*	3,795,017
55,275	Amgen Inc.*	3,310,420
359,728	CV Therapeutics Inc.*	3,356,262
	Total Biotechnology	10,461,699
	Health Care Providers & Services — 8.9%
331,523	Aetna Inc.	8,244,977
724,089	UnitedHealth Group Inc.	17,182,632
334,300	WellPoint Inc.*	12,994,241
	Total Health Care Providers & Services	38,421,850
	TOTAL HEALTH CARE	48,883,549
INDUSTRIALS — 15.0%
	Airlines — 6.0%
944,000	Delta Air Lines Inc.*	10,365,120
1,071,889	UAL Corp.*	15,606,704
	Total Airlines	25,971,824
	Commercial Services & Supplies — 3.2%
585,400	Allied Waste Industries Inc.*	6,099,868
317,590	Republic Services Inc.	7,526,883
	Total Commercial Services & Supplies	13,626,751
	Industrial Conglomerates — 3.5%
135,300	3M Co.	8,699,790
329,710	General Electric Co.	6,432,642
	Total Industrial Conglomerates	15,132,432
	Road & Rail — 2.3%
1,380,070	Hertz Global Holdings Inc.*	9,922,703
	TOTAL INDUSTRIALS	64,653,710

See Notes to Financial Statements.

Legg Mason Partners All Cap Fund 2008 Semi-Annual Report	5

Schedule of investments (unaudited) continued

October 31, 2008

LEGG MASON PARTNERS ALL CAP FUND
SHARES	SECURITY	VALUE

INFORMATION TECHNOLOGY — 23.8%
	Computers & Peripherals — 7.0%
1,205,100	EMC Corp.*	$14,196,078
170,400	International Business Machines Corp.	15,842,088
	Total Computers & Peripherals	30,038,166
	Electronic Equipment, Instruments & Components — 1.9%
963,800	Jabil Circuit Inc.	8,105,558
	Internet Software & Services — 2.2%
741,300	Yahoo! Inc.*	9,503,466
	Semiconductors & Semiconductor Equipment — 8.1%
2,928,785	Micron Technology Inc.*	13,794,578
963,470	Texas Instruments Inc.	18,845,473
236,200	Trina Solar Ltd., ADR*	2,477,738
	Total Semiconductors & Semiconductor Equipment	35,117,789
	Software — 4.6%
740,781	Red Hat Inc.*	9,859,795
488,000	Symantec Corp.*	6,139,040
316,300	Take-Two Interactive Software Inc.*	3,751,318
	Total Software	19,750,153
	TOTAL INFORMATION TECHNOLOGY	102,515,132
MATERIALS — 2.0%
	Chemicals — 2.0%
613,875	Nalco Holding Co.	8,667,915
TELECOMMUNICATION SERVICES — 0.8%
	Diversified Telecommunication Services — 0.8%
137,300	AT&T Inc.	3,675,521
UTILITIES — 5.1%
	Independent Power Producers & Energy Traders — 5.1%
2,282,300	AES Corp.*	18,189,931
717,025	Reliant Energy, Inc.*	3,764,381
	TOTAL UTILITIES	21,954,312
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost — $712,776,619)	430,124,087

See Notes to Financial Statements.

6	Legg Mason Partners All Cap Fund 2008 Semi-Annual Report

LEGG MASON PARTNERS ALL CAP FUND

FACE AMOUNT	SECURITY	VALUE
SHORT-TERM INVESTMENT — 0.6%
	Repurchase Agreement — 0.6%
$2,711,000	Interest in $586,627,000 joint tri-party repurchase agreement dated 10/31/08 with Barclays Capital Inc., 0.200% due 11/3/08; Proceeds at maturity — $2,711,045; (Fully collateralized by various U.S. government agency obligations, 0.000% to 5.360% due 11/19/08 to 12/11/20; Market value — $2,765,220) (Cost — $2,711,000)	$2,711,000
	TOTAL INVESTMENTS — 100.3% (Cost — $715,487,619#)	432,835,087
	Liabilities in Excess of Other Assets — (0.3)%	(1,234,953)
	TOTAL NET ASSETS — 100.0%	$431,600,134

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:
ADR	—American Depositary Receipt

See Notes to Financial Statements.

Legg Mason Partners All Cap Fund 2008 Semi-Annual Report	7

Statement of assets and liabilities (unaudited)

October 31, 2008

ASSETS:
Investments, at value (Cost — $715,487,619)	$432,835,087
Cash	998
Receivable for securities sold	6,246,049
Dividends and interest receivable	254,294
Receivable for Fund shares sold	35,466
Prepaid expenses	44,748
Total Assets	439,416,642
LIABILITIES:
Payable for securities purchased	6,385,312
Payable for Fund shares repurchased	560,675
Investment management fee payable	274,835
Distribution fees payable	130,029
Trustees’ fees payable	15,703
Accrued expenses	449,954
Total Liabilities	7,816,508
TOTAL NET ASSETS	$431,600,134
NET ASSETS:
Par value (Note 6)	$900
Paid-in capital in excess of par value	1,136,936,183
Undistributed net investment income	1,147,834
Accumulated net realized loss on investments	(423,833,037)
Net unrealized depreciation on investments and foreign currencies	(282,651,746)
TOTAL NET ASSETS	$431,600,134
Shares Outstanding:
Class 1	32,374,981
Class A	32,985,918
Class B	9,948,878
Class C	14,698,410
Class I	12,400
Net Asset Value:
Class 1 (and redemption price)	$4.89
Class A (and redemption price)	$4.87
Class B1	$4.57
Class C1	$4.59
Class I (and redemption price)	$4.89
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 5.75%)	$5.17

[1]	Redemption price per share is NAV of Class B and C shares reduced by a 5.00% and 1.00% CDSC, respectively, if shares are redeemed within one year from purchase payment (See Note 3).

See Notes to Financial Statements.

8	Legg Mason Partners All Cap Fund 2008 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended October 31, 2008

INVESTMENT INCOME:
Dividends	$4,342,324
Interest	15,745
Less: Foreign taxes withheld	(6,911)
Total Investment Income	4,351,158
EXPENSES:
Investment management fee (Note 3)	2,213,318
Distribution fees (Notes 3 and 5)	1,147,911
Transfer agent fees (Note 5)	1,048,365
Shareholder reports (Note 5)	53,271
Registration fees	49,577
Trustees’ fees	22,274
Audit and tax	20,980
Legal fees	20,386
Insurance	6,977
Custody fees	6,145
Miscellaneous expenses	4,845
Total Expenses	4,594,049
Less: Fee waivers and/or expense reimbursements (Note 3)	(312,575)
Net Expenses	4,281,474
NET INVESTMENT INCOME	69,684
REALIZED AND UNREALIZED LOSS ON INVESTMENTS AND FOREIGN CURRENCY (NOTES 1 AND 4):
Net Realized Loss From Investment Transactions	(229,030,059)
Change in Net Unrealized Appreciation/Depreciation From:
Investments	(15,673,730)
Foreign currencies	(3,874)
Change in Net Unrealized Appreciation/Depreciation	(15,677,604)
NET LOSS ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS	(244,707,663)
DECREASE IN NET ASSETS FROM OPERATIONS	$(244,637,979)

See Notes to Financial Statements.

Legg Mason Partners All Cap Fund 2008 Semi-Annual Report	9

Statements of changes in net assets

FOR THE SIX MONTHS ENDED OCTOBER 31, 2008 (unaudited) AND THE YEAR ENDED APRIL 30, 2008	October 31	April 30
OPERATIONS:
Net investment income (loss)	$69,684	$(2,779,508)
Net realized loss	(229,030,059)	(27,670,427)
Change in net unrealized appreciation/depreciation	(15,677,604)	(300,066,626)
Decrease in Net Assets From Operations	(244,637,979)	(330,516,561)
FUND SHARE TRANSACTIONS (NOTE 6):
Net proceeds from sale of shares	19,055,440	80,062,538
Cost of shares repurchased	(99,296,172)	(372,861,331)
Decrease in Net Assets From Fund Share Transactions	(80,240,732)	(292,798,793)
DECREASE IN NET ASSETS	(324,878,711)	(623,315,354)
NET ASSETS:
Beginning of period	756,478,845	1,379,794,199
End of period*	$431,600,134	$756,478,845
* Includes undistributed net investment income of:	$1,147,834	$1,078,150

See Notes to Financial Statements.

10	Legg Mason Partners All Cap Fund 2008 Semi-Annual Report

Financial highlights

FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR ENDED APRIL 30, UNLESS OTHERWISE NOTED:
CLASS 1 SHARES[1]	2008[2]	2008	2007[3]
NET ASSET VALUE, BEGINNING OF PERIOD	$7.51	$10.36	$10.41
INCOME (LOSS) FROM OPERATIONS:
Net investment income	0.01	0.01	0.00 [4]
Net realized and unrealized loss	(2.63)	(2.86)	(0.05)
Total loss from operations	(2.62)	(2.85)	(0.05)
NET ASSET VALUE, END OF PERIOD	$4.89	$7.51	$10.36
Total return[5]	(34.89)%	(27.51)%	(0.48)%
NET ASSETS, END OF PERIOD (000s)	$158,152	$267,372	$450,886
RATIOS TO AVERAGE NET ASSETS:
Gross expenses	1.08%[6]	0.93%	1.06%[6,7]
Net expenses	1.02 [6,8,9]	0.90 [8,9]	1.06 [6,7]
Net investment income	0.36 [6]	0.14	0.08 [6]
PORTFOLIO TURNOVER RATE	29%	25%	81%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended October 31, 2008 (unaudited).

[3]	For the period February 2, 2007 (inception date) to April 30, 2007.

[4]	Amount represents less than $0.01 per share.

[5]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Annualized.

[7]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would both have been 1.06%.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]

As a result of a voluntary expense limitation, effective July 30, 2007, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class 1 shares will not exceed Class A shares’ total net annual operating expenses less the 12b-1 fee differential of 0.25%.

See Notes to Financial Statements.

Legg Mason Partners All Cap Fund 2008 Semi-Annual Report	11

Financial highlights continued

FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR ENDED APRIL 30, UNLESS OTHERWISE NOTED:
CLASS A SHARES[1]	2008[2]	2008	2007	2006[3]	2005[3]	2004[3]
NET ASSET VALUE, BEGINNING OF PERIOD	$7.49	$10.36	$9.42	$8.02	$7.96	$6.32
INCOME (LOSS) FROM OPERATIONS:
Net investment income (loss)	0.00 [4]	(0.01)	0.01	0.01	0.01	(0.03)
Net realized and unrealized gain (loss)	(2.62)	(2.86)	0.93	1.39	0.05	1.67
Total income (loss) from operations	(2.62)	(2.87)	0.94	1.40	0.06	1.64
NET ASSET VALUE, END OF PERIOD	$4.87	$7.49	$10.36	$9.42	$8.02	$7.96
Total return[5]	(34.98)%	(27.70)%	9.98%	17.46%	0.75%	25.95%
NET ASSETS, END OF PERIOD (000s)	$160,487	$273,593	$443,226	$91,562	$84,629	$48,352
RATIOS TO AVERAGE NET ASSETS:
Gross expenses	1.43%[6]	1.26%	1.20%[7]	1.21%[8]	1.20%	1.19%
Net expenses	1.27 [6,9,10]	1.15 [9,10]	1.18 [7,9,10,11]	1.19 [8,9,11]	1.18 [9,11]	1.19 [11]
Net investment income (loss)	0.11 [6]	(0.11)	0.14	0.06	0.14	(0.36)
PORTFOLIO TURNOVER RATE	29%	25%	81%	24%	15%	125%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended October 31, 2008 (unaudited).

[3]	Represents a share of capital stock outstanding prior to April 16, 2007.

[4]	Amount represents less than $0.01 per share.

[5]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Annualized.

[7]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 1.18% and 1.16%, respectively.

[8]	The gross and net expense ratios include interest expense. Excluding interest expense, the gross and net expense ratios would have been 1.20% and 1.19%, respectively.

[9]	Reflects fee waivers and/or expense reimbursements.

[10]

As a result of a contractual expense limitation, effective February 5, 2007 until September 1, 2008, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class A shares will not exceed 1.16%.

[11]

As a result of a voluntary expense limitation, prior to February 5, 2007, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class A shares would not exceed 1.40%.

See Notes to Financial Statements.

12	Legg Mason Partners All Cap Fund 2008 Semi-Annual Report

FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR ENDED APRIL 30, UNLESS OTHERWISE NOTED:
CLASS B SHARES[1]	2008[2]	2008	2007	2006[3]	2005[3]	2004[3]
NET ASSET VALUE, BEGINNING OF PERIOD	$7.06	$9.84	$9.02	$7.74	$7.73	$6.18
INCOME (LOSS) FROM OPERATIONS:
Net investment loss	(0.02)	(0.08)	(0.05)	(0.06)	(0.05)	(0.08)
Net realized and unrealized gain (loss)	(2.47)	(2.70)	0.87	1.34	0.06	1.63
Total income (loss) from operations	(2.49)	(2.78)	0.82	1.28	0.01	1.55
NET ASSET VALUE, END OF PERIOD	$4.57	$7.06	$9.84	$9.02	$7.74	$7.73
Total return[4]	(35.27)%	(28.25)%	9.09%	16.54%	0.13%	25.08%
NET ASSETS, END OF PERIOD (000s)	$45,455	$89,574	$218,812	$71,865	$73,331	$56,434
RATIOS TO AVERAGE NET ASSETS:
Gross expenses	2.19%[5]	2.10%	1.93%[6]	1.97%[7]	1.97%	1.94%
Net expenses	2.03 [5,8,9]	1.92 [8,9,10]	1.90 [6,8,9,10]	1.95 [7,8,10]	1.94 [8,10]	1.94 [10]
Net investment loss	(0.66)[5]	(0.90)	(0.53)	(0.70)	(0.62)	(1.13)
PORTFOLIO TURNOVER RATE	29%	25%	81%	24%	15%	125%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended October 31, 2008 (unaudited).

[3]	Represents a share of capital stock outstanding prior to April 16, 2007.

[4]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 1.91% and 1.88%, respectively.

[7]	The gross and net expense ratios include interest expense. Excluding interest expense, the gross and net expense ratios would have been 1.96% and 1.95%, respectively.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]

As a result of a contractual expense limitation, effective February 5, 2007 until September 1, 2008, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class B shares will not exceed 1.93%.

[10]

As a result of a voluntary expense limitation, prior to February 5, 2007, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class B shares would not exceed 2.15%.

See Notes to Financial Statements.

Legg Mason Partners All Cap Fund 2008 Semi-Annual Report	13

Financial highlights continued

FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR ENDED APRIL 30, UNLESS OTHERWISE NOTED:
CLASS C SHARES[1]	2008[2]	2008	2007	2006[3]	2005[3]	2004[3]
NET ASSET VALUE, BEGINNING OF PERIOD	$7.09	$9.86	$9.03	$7.74	$7.74	$6.19
INCOME (LOSS) FROM OPERATIONS:
Net investment loss	(0.01)	(0.07)	(0.04)	(0.06)	(0.05)	(0.08)
Net realized and unrealized gain (loss)	(2.49)	(2.70)	0.87	1.35	0.05	1.63
Total income (loss) from operations	(2.50)	(2.77)	0.83	1.29	0.00 [4]	1.55
NET ASSET VALUE, END OF PERIOD	$4.59	$7.09	$9.86	$9.03	$7.74	$7.74
Total return[5]	(35.26)%	(28.09)%	9.19%	16.67%	0.00%	25.04%
NET ASSETS, END OF PERIOD (000s)	$67,445	$125,841	$266,870	$190,538	$215,024	$215,044
RATIOS TO AVERAGE NET ASSETS:
Gross expenses	1.84%[6]	1.79%	1.85%[7]	1.93%[8]	1.95%	1.91%
Net expenses	1.84 [6]	1.79	1.85 [7,9,10]	1.91 [8,9,10]	1.92 [9,10]	1.91 [10]
Net investment loss	(0.46)[6]	(0.77)	(0.40)	(0.65)	(0.60)	(1.11)
PORTFOLIO TURNOVER RATE	29%	25%	81%	24%	15%	125%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended October 31, 2008 (unaudited).

[3]	Represents a share of capital stock outstanding prior to April 16, 2007.

[4]	Amount represents less than $0.01 per share.

[5]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Annualized.

[7]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have both been 1.83%.

[8]	The gross and net expense ratios include interest expense. Excluding interest expense, the gross and net expense ratios would have been 1.93% and 1.90%, respectively.

[9]	Reflects fee waivers and/or expense reimbursements.

[10]

As a result of a voluntary expense limitation, prior to February 5, 2007, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class C shares will not exceed 2.15%.

See Notes to Financial Statements.

14	Legg Mason Partners All Cap Fund 2008 Semi-Annual Report

FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR ENDED APRIL 30, UNLESS OTHERWISE NOTED:
CLASS I SHARES[1]	2008[2]	2008[3]
NET ASSET VALUE, BEGINNING OF PERIOD	$7.51	$10.26
INCOME (LOSS) FROM OPERATIONS:
Net investment income	0.02	0.02
Net realized and unrealized loss	(2.64)	(2.77)
Total loss from operations	(2.62)	(2.75)
NET ASSET VALUE, END OF PERIOD	$4.89	$7.51
Total return[4]	(34.89)%	(26.80)%
NET ASSETS, END OF PERIOD (000s)	$61	$99
RATIOS TO AVERAGE NET ASSETS:
Gross expenses	0.80%[5]	0.90%[5]
Net expenses	0.80 [5]	0.90 [5]
Net investment income	0.58 [5]	0.49 [5]
PORTFOLIO TURNOVER RATE	29%	25%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended October 31, 2008 (unaudited).

[3]	For the period October 2, 2007 (inception date) to April 30, 2008.

[4]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

See Notes to Financial Statements.

Legg Mason Partners All Cap Fund 2008 Semi-Annual Report	15

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Legg Mason Partners All Cap Fund (the “Fund”) is a non-diversified separate investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

(a) Repurchase agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(b) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities, at the date of valuation, resulting from changes in exchange rates.

16	Legg Mason Partners All Cap Fund 2008 Semi-Annual Report

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(c) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults on an expected interest payment, the Fund’s policy is to generally halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default.

(d) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Class accounting. Investment income, common expenses and realized/unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that class.

(f) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute substantially all of its taxable income and net realized gains, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that as of October 31, 2008, no provision for income tax would be required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(g) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

Legg Mason Partners All Cap Fund 2008 Semi-Annual Report	17

Notes to financial statements (unaudited) continued

2. Investment valuation

Effective May 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

	OCTOBER 31, 2008	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Investments in securities	$432,835,087	$430,124,087	$2,711,000	—

18	Legg Mason Partners All Cap Fund 2008 Semi-Annual Report

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

INVESTMENTS IN SECURITIES
Balance as of April 30, 2008	$23,954,364
Accrued Premiums/Discounts	—
Realized Gain (Loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases (sales)	—
Transfers in and/or out of Level 3	(23,954,364)
Balance as of October 31, 2008	—

3. Investment management agreement and other transactions with affiliates

Legg Mason Capital Management, Inc. (“LMCM”) is the Fund’s investment manager and Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the sub-administrator to the Fund. LMCM and LMPFA are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.70% of the Fund’s average daily net assets up to $2 billion and 0.65% of the Fund’s average daily net assets in excess of $2 billion.

LMPFA provides certain administrative services to the Fund pursuant to a sub-administration agreement between LMCM and LMPFA. LMCM, not the Fund, pays LMPFA for its services as sub-administrator.

As a result of a contractual expense limitation, effective February 5, 2007 until September 1, 2008, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class A and B shares will not exceed 1.16% and 1.93%, respectively.

Effective July 30, 2007, the Fund’s Class 1 shares have a voluntary expense limitation in place, which covers operating expenses other than interest, brokerage, taxes and extraordinary expenses, to the extent necessary so that total net annual operating expenses of Class 1 shares will not exceed the total net annual operating expenses of Class A shares less the 12b-1 fee differential of 0.25%.

During the six months ended October 31, 2008, LMCM waived a portion of its fee in the amount of $312,575.

Effective January 1, 2008, the manager is permitted to recapture amounts previously voluntarily forgone or reimbursed by the manager to the Fund during the same fiscal year if the Fund’s total annual operating expenses have fallen to

Legg Mason Partners All Cap Fund 2008 Semi-Annual Report	19

Notes to financial statements (unaudited) continued

a level below the voluntary fee waiver/reimbursement (“expense cap”) shown in the fee table of the Fund’s prospectus. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the Fund’s total annual operating expenses exceeding the expense cap.

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

There is a maximum initial sales charge of 5.75% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 5.00% on Class B shares, which applies if redemption occurs within one year from purchase payment. This CDSC declines by 1.00% per year until no CDSC is incurred. Class C shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of Class A shares, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended October 31, 2008, LMIS and its affiliates received sales charges of approximately $48,000 on sales of the Fund’s Class A shares. In addition, for the six months ended October 31, 2008, CDSCs paid to LMIS and its affiliates were approximately:

	CLASS A		CLASS B	CLASS C
CDSCs	$0	*	$39,000	$2,000

*	Amount represents less than $1,000.

The Fund had adopted an unfunded, non-qualified deferred compensation plan (the “Plan”) which allowed non-interested trustees (“Trustees”) to defer the receipt of all or a portion of the trustees’ fees earned until a later date specified by the Trustees. The deferred balances are reported in the Statement of Operations under Trustees’ fees and are considered a general obligation of the Fund and any payments made pursuant to the Plan will be made from the Fund’s general assets. The Plan was terminated effective January 1, 2006. This change will have no effect on fees previously deferred. As of October 31, 2008, the Fund had accrued $8,574 as deferred compensation payable.

Certain officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

20	Legg Mason Partners All Cap Fund 2008 Semi-Annual Report

4. Investments

During the six months ended October 31, 2008, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$181,612,045
Sales	258,619,748

At October 31, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

Gross unrealized appreciation	$12,538,992
Gross unrealized depreciation	(295,191,524)
Net unrealized depreciation	$(282,652,532)

5. Class specific expenses, waivers and/or reimbursements

The Fund has adopted a Rule 12b-1 distribution plan and under that plan the Fund pays a service fee with respect to its Class A, B and C shares calculated at the annual rate of 0.25% of the average daily net assets of each respective class. The Fund also pays a distribution fee with respect to its Class B and C shares calculated at the annual rate of 0.75% of the average daily net assets of each respective class. Distribution fees are accrued daily and paid monthly.

For the six months ended October 31, 2008, class specific expenses were as follows:

	DISTRIBUTION FEES	TRANSFER AGENT FEES	SHAREHOLDER REPORTS EXPENSES
Class 1	—	$374,419	$13,785
Class A	$291,746	487,239	22,702
Class B	346,352	145,513	9,300
Class C	509,813	41,170	7,482
Class I	—	24	2
Total	$1,147,911	$1,048,365	$53,271

For the six months ended October 31, 2008, class specific waivers and/or reimbursements were as follows:

WAIVERS/ REIMBURSEMENTS
Class 1	$72,461
Class A	186,465
Class B	53,649
Class C	—
Class I	—
Total	$312,575

Legg Mason Partners All Cap Fund 2008 Semi-Annual Report	21

Notes to financial statements (unaudited) continued

6. Shares of beneficial interest

At October 31, 2008, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	SIX MONTHS ENDED OCTOBER 31, 2008		YEAR ENDED APRIL 30, 2008
	SHARES	AMOUNT	SHARES	AMOUNT
Class 1[1,2]
Shares sold	—	—	213,629	$2,264,870
Shares repurchased	(3,215,308)	$(21,011,192)	(8,150,830)	(74,164,281)
Net decrease	(3,215,308)	$(21,011,192)	(7,937,201)	$(71,899,411)
Class A
Shares sold	2,403,910	$16,394,824	6,951,758	$67,709,572
Shares repurchased	(5,936,514)	(38,589,422)	(13,229,384)	(119,811,834)
Net decrease	(3,532,604)	$(22,194,598)	(6,277,626)	$(52,102,262)
Class B
Shares sold	364,395	$2,180,266	737,423	$6,342,127
Shares repurchased	(3,097,538)	(20,019,686)	(10,296,000)	(93,913,685)
Net decrease	(2,733,143)	$(17,839,420)	(9,558,577)	$(87,571,558)
Class C
Shares sold	77,975	$476,657	404,137	$3,581,260
Shares repurchased	(3,140,044)	(19,668,786)	(9,715,897)	(84,924,604)
Net decrease	(3,062,069)	$(19,192,129)	(9,311,760)	$(81,343,344)
Class I3
Shares sold	698	$3,693	18,824	$164,709
Shares repurchased	(1,428)	(7,086)	(5,694)	(46,927)
Net increase (decrease)	(730)	$(3,393)	13,130	$117,782

[1]	For the period February 2, 2007 (inception date) to April 30, 2008.

[2]	Effective July 27, 2007, shares were closed to all purchases and incoming exchanges.

[3]	For the period October 2, 2007 (inception date) to April 30, 2008.

7. Capital loss carryforward

At April 30, 2008, the Fund had a net capital loss carryforward of $146,242,263, of which $26,625,535 expires in 2010, $107,422,781 expires in 2011, $11,972,942 expires in 2012 and $221,005 expires in 2013. These amounts will be available to offset any future taxable capital gains. Subject to various limitations imposed by tax regulations due to the reorganisation previously discussed.

22	Legg Mason Partners All Cap Fund 2008 Semi-Annual Report

8. Regulatory matters

On May 31, 2005, the U.S. Securities and Exchange Commission (“SEC”) issued an order in connection with the settlement of an administrative proceeding against Smith Barney Fund Management LLC (“SBFM”), a wholly-owned subsidiary of Legg Mason and the then investment adviser or manager to the Fund, and Citigroup Global Markets Inc. (“CGM”), a former distributor of the Fund, relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds, including the Fund (the “Affected Funds”).

The SEC order found that SBFM and CGM willfully violated Section 206(1) of the Investment Advisers Act of 1940, as amended, and the rules promulgated there under (the “Advisers Act”). Specifically, the order found that SBFM and CGM knowingly or recklessly failed to disclose to the boards of the Affected Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that: First Data Investors Services Group (“First Data”), the Affected Funds’ then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management (“CAM”), the Citigroup business unit that, at the time, included the Affected Funds’ investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange for, among other things, a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGM. The order also found that SBFM and CGM willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Affected Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Affected Funds’ best interests and that no viable alternatives existed.

SBFM and CGM do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding. The SEC censured SBFM and CGM and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order required Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Affected Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan submitted for the approval of the SEC. At this time, there is no certainty as to how the above-described proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made. The order also required that transfer agency fees received from the Affected Funds since December 1, 2004, less certain expenses, be placed in

Legg Mason Partners All Cap Fund 2008 Semi-Annual Report	23

Notes to financial statements (unaudited) continued

escrow and provided that a portion of such fees might be subsequently distributed in accordance with the terms of the order. On April 3, 2006, an aggregate amount of approximately $9 million held in escrow was distributed to the Affected Funds.

The order required SBFM to recommend a new transfer agent contract to the Affected Funds’ boards within 180 days of the entry of the order; if a Citigroup affiliate submitted a proposal to serve as transfer agent or sub-transfer agent, SBFM and CGM would have been required, at their expense, to engage an independent monitor to oversee a competitive bidding process. On November 21, 2005, and within the specified timeframe, the Affected Funds’ boards selected a new transfer agent for the Affected Funds. No Citigroup affiliate submitted a proposal to serve as transfer agent. Under the order, SBFM also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004.

Although there can be no assurance, LMPFA does not believe that this matter will have a material adverse effect on the Affected Funds.

On December 1, 2005, Citigroup completed the sale of substantially all of its global asset management business, including SBFM, to Legg Mason.

9. Legal matters

Beginning in June 2004, class action lawsuits alleging violations of the federal securities laws were filed against CGM, a former distributor of the Fund and other affiliated funds (collectively, the “Funds”) and a number of its then affiliates, including SBFM and Salomon Brothers Asset Management Inc. (“SBAM”), which were then investment adviser or manager to certain of the Funds (the “Managers”), substantially all of the mutual funds then managed by the Managers (the “Defendant Funds”), and Board members of the Defendant Funds (collectively, the “Defendants”). The complaints alleged, among other things, that CGM created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Managers caused the Defendant Funds to pay excessive brokerage commissions to CGM for steering clients towards proprietary funds. The complaints also alleged that the Defendants breached their fiduciary duty to the Defendant Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Defendant Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Defendant Funds’ contracts with the Managers, recovery of all fees paid to the Managers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

24	Legg Mason Partners All Cap Fund 2008 Semi-Annual Report

On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. On May 27, 2005, all of the Defendants filed motions to dismiss the Complaint. On July 26, 2006, the court issued a decision and order (1) finding that plaintiffs lacked standing to sue on behalf of the shareholders of the Funds in which none of the plaintiffs had invested and dismissing those Funds from the case (although stating that they could be brought back into the case if standing as to them could be established), and (2) other than one stayed claim, dismissing all of the causes of action against the remaining Defendants, with prejudice, except for the cause of action under Section 36(b) of the 1940 Act, which the court granted plaintiffs leave to repeal as a derivative claim.

On October 16, 2006, plaintiffs filed their Second Consolidated Amended Complaint (“Second Amended Complaint”) which alleges derivative claims on behalf of nine funds identified in the Second Amended Complaint, under Section 36(b) of the 1940 Act, against CAM, SBAM and SBFM as investment advisers to the identified funds, as well as CGM as a distributor for the identified funds (collectively, the “Second Amended Complaint Defendants”). The Fund was not identified in the Second Amended Complaint. The Second Amended Complaint alleges no claims against any of the funds or any of their Board Members. Under Section 36(b), the Second Amended Complaint alleges similar facts and seeks similar relief against the Second Amended Complaint Defendants as the Complaint.

On December 3, 2007, the court granted the Defendants’ motion to dismiss, with prejudice. On January 2, 2008, the plaintiffs filed a notice of appeal to the Second Circuit Court of Appeals.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed in the future.

*  *  *

Beginning in August 2005, five class action lawsuits alleging violations of federal securities laws and state law were filed against CGM and SBFM, (collectively, the “Defendants”) based on the May 31, 2005 settlement order issued against the Defendants by the SEC as described in Note 8. The complaints seek injunctive relief and compensatory and punitive damages, removal of SBFM as the investment manager for the Smith Barney family of funds, rescission of the funds’ management and other contracts with SBFM, recovery of all fees paid to SBFM pursuant to such contracts, and an award of attorneys’ fees and litigation expenses. The five actions were subsequently consolidated, and a consolidated complaint was filed.

On September 26, 2007, the United States District Court for the Southern District of New York issued an order dismissing the consolidated complaint and judgment was later entered. An appeal has been filed and is pending before the U.S. Court of Appeals for the Second Circuit.

Legg Mason Partners All Cap Fund 2008 Semi-Annual Report	25

Notes to financial statements (unaudited) continued

10. Recent accounting pronouncements

In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statements and related disclosures.

*  *  *

During September 2008, FASB Staff Position FAS 133-1 and FASB Interpretation 45-4, Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161 (“Amendment”) was issued and is effective for annual and interim reporting periods ending after November 15, 2008. The Amendment requires enhanced disclosures regarding credit derivatives and hybrid financial instruments containing embedded credit derivatives. Management is currently evaluating the impact the adoption of the Amendment will have on the Fund’s financial statement disclosures.

11. Subsequent event

Effective January 1, 2009, the manager has voluntarily agreed to waive its management fee through June 30, 2009.

26	Legg Mason Partners All Cap Fund 2008 Semi-Annual Report

Legg Mason Partners All Cap Fund

Trustees

Paul R. Ades

Andrew L. Breech

Dwight B. Crane

Robert M. Frayn, Jr.

R. Jay Gerken, CFA
Chairman

Frank G. Hubbard

Howard J. Johnson

David E. Maryatt

Jerome H. Miller

Ken Miller

John J. Murphy

Thomas F. Schlafly

Jerry A. Viscione

Investment manager

Legg Mason Capital Management, Inc.

Sub-administrator

Legg Mason Partners Fund
Advisor, LLC

Distributor

Legg Mason Investor Services, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

PNC Global Investment Servicing (formerly, PFPC Inc.)

4400 Computer Drive

Westborough,

Massachusetts 01581

Independent registered public accounting firm

KPMG LLP

345 Park Avenue

New York, New York 10154

Legg Mason Partners All Cap Fund

The Fund is a separate investment series of Legg Mason Partners Equity Trust, a Maryland business trust.

LEGG MASON PARTNERS ALL CAP FUND

Legg Mason Partners Funds

55 Water Street

New York, New York 10041

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call Legg Mason Partners Shareholder Services at 1-800-451-2010.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling 1-800-451-2010, (2) on the Fund’s website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Legg Mason Partners All Cap Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com/individualinvestors

© 2008 Legg Mason Investor Services, LLC

Member FINRA, SIPC

BUILT TO WINSM

At Legg Mason, we’ve assembled a collection of experienced investment management firms and empowered each of them with the tools, the resources and, most importantly, the independence to pursue the strategies they know best.

•	Each was purposefully chosen for their commitment to investment excellence.

•	Each is focused on specific investment styles and asset classes.

•	Each exhibits thought leadership in their chosen area of focus.

Together, we’ve built a powerful portfolio of solutions for financial advisors and their clients. And it has made us a world leader in money management.*

*	Ranked ninth-largest money manager in the world, according to Pensions & Investments, May 26, 2008 based on 12/31/07 worldwide assets under management.

www.leggmason.com/individualinvestors

©2008 Legg Mason Investor Services, LLC Member FINRA, SIPC

FDXX010552 12/08 SR08-697

NOT PART OF THE SEMI-ANNUAL REPORT

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Equity Trust

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of Legg Mason Partners Equity Trust

Date: January 2, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of Legg Mason Partners Equity Trust

Date: January 2, 2009

By:	/s/ Kaprel Ozsolak
(Kaprel Ozsolak)
Chief Financial Officer of Legg Mason Partners Equity Trust

Date: January 2, 2009